SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	$ 50,000	$ 865,988
Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		100,000
Hua Nan Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		71,238
Various Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt	50,000	346,250
Various Shareholders One [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		313,500
Shareholder One [Member]
Defined Benefit Plan Disclosure [Line Items]
Short Term Debt		$ 35,000